Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Current tax expense	$ 207,553	$ 276,189	$ 202,229
Deferred tax expense	339,332	177,029	340,624
Total income tax expense	$ 546,885	$ 453,218	$ 542,853